PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid rent and other prepaid expenses		$ 8,467	$ 11,258
Advances to suppliers		2,449	2,969
Deposits		1,213	2,031
Accrued interests receivable		793	717
Advances to employees		1,055	680
Prepayment for building and property		13,283
Other current assets		1,235	1,007
Total		28,495	18,662
Prepayment for building and property balances as a percentage of the total purchase consideration		60.00%
Consideration paid	$ 9,004